RELATED PARTY TRANSACTIONS - Related party loans (Details) - USD ($)			9 Months Ended
	Sep. 08, 2023	Apr. 13, 2023	Sep. 30, 2025	Dec. 31, 2024	Sep. 20, 2024	Apr. 18, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Extension promissory note			$ 3,955,175	$ 3,856,641			$ 1,889,768
Due from related party			$ 14,750	$ 13,877			$ 0
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]			Related Party	Related Party			Related Party
IX Acquisition Services LLC
RELATED PARTY TRANSACTIONS
Due from related party					$ 4,500,000
Related Party Loans | Sponsor
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party loans			$ 1,400,000	$ 1,400,000
Offering price				$ 11.5
Related Party Loans | Sponsor | Class A ordinary shares
RELATED PARTY TRANSACTIONS
Number of shares issuable per warrant			1	1
Exercise price of warrant			$ 11.5	$ 11.5
Price of warrant			$ 1	$ 1
Loan conversion agreement warrant			$ 1,400,000	$ 1,400,000
Entity price			$ 1	$ 1
Principal amount of promissory note			$ 1,400,000	$ 1,400,000
Related Party Loans | Sponsor | Class A ordinary shares | Working capital loans warrant
RELATED PARTY TRANSACTIONS
Other liabilities			$ 0	$ 0			$ 0
Working Capital Loans
RELATED PARTY TRANSACTIONS
Entity price		$ 1
Extension Promissory Note | Sponsor
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party loans		$ 1,000,000
Interest rate		0.00%
Amended and Restated Extension Promissory Note | Sponsor
RELATED PARTY TRANSACTIONS
Interest rate	0.00%
Principal amount of promissory note	$ 2,500,000
Amended and Restated Extension Promissory Note | Sponsor | Private Placement Warrants
RELATED PARTY TRANSACTIONS
Exercise price of warrant	$ 1		$ 1	$ 1
Unpaid principal balance converted into warrants	$ 1,500,000		$ 1,500,000
Promissory Note with Related Party | Sponsor
RELATED PARTY TRANSACTIONS
Principal amount of promissory note						$ 3,500,000